Mobile Financial Services activities	6 Months Ended
Jun. 30, 2023
Mobile Financial Services activities
Mobile Financial Services activities

Note 12    Mobile Financial Services activities

12.1    Financial assets and liabilities of Mobile Financial Services

The financial statements of Mobile Financial Services activities were put into the format of Orange group's consolidated financial statements and therefore differ from a presentation that complies with the banking format.

In order to improve the readability of financial statements and distinguish the performance of telecom activities from the performance of Mobile Financial Services, the notes related to financial assets and liabilities are split to reflect these two business scopes.

Note 10 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 12 focuses on the financial assets and liabilities of Mobile Financial Services, as its financial results were not material.

The following table reconciles the balances of assets and liabilities for each of these two scopes (intra-group transactions between telecom activities and Mobile Financial Services activities are not eliminated) with the consolidated statement of financial position at June 30, 2023.

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	consolidated	activities		Financial		telecom
	financial			Services		activities / mobile
	statements					financial services
Non-current financial assets related to Mobile Financial Services activities	539	—		539	12.1.1	—
Non-current financial assets	1,002	1,030	10.5	—		(27)	(1)
Non-current derivatives assets	1,155	1,050	10.3	105		—
Current financial assets related to Mobile Financial Services activities	3,262	—		3,271	12.1.1	(9)
Current financial assets	3,342	3,343	10.5	—		(1)
Current derivatives assets	113	113	10.3	—		—
Cash and cash equivalents	6,022	5,890	10.3	133		—

Non-current financial liabilities related to Mobile Financial Services activities	69	—		96	12.1.2	(27)	(1)
Non-current financial liabilities	31,786	31,786	10.3	—		—
Non-current derivatives liabilities	341	305	10.3	35		—
Current financial liabilities related to Mobile Financial Services activities	3,447	—		3,447	12.1.2	(1)
Current financial liabilities	5,651	5,660	10.3	—		(9)
Current derivatives liabilities	51	51	10.3	—		—

(1)	Loan granted by Orange SA to Orange Bank.

The Mobile Financial Services segment includes Orange Bank and other entities. As the contribution of other entities to the statement of financial position of the Mobile Financial Services segment and therefore of the Group is not material, only Orange Bank data is presented in detail below.

12.1.1 Financial assets related to Orange Bank transactions (excluding derivatives)

The financial assets related to Orange Bank transactions break down as follows:

(in millions of euros)	June 30, 2023			December 31, 2022
	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	3	—	3	3
Investments securities	3	—	3	3
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	266	5	271	296
Debt securities	266	5	271	296
Financial assets at fair value through profit or loss	45	—	45	50
Investments at fair value	—	—	—	—
Cash collateral paid	37	—	37	42
Other	8	—	8	8
Financial assets at amortized cost	225	3,248	3,474	3,021
Fixed-income securities	225	1	226	310
Loans and receivables to customers	—	2,486	2,486	2,517
Loans and receivables to credit institutions	—	762	762	191
Other	—	—	—	2
Total financial assets related to Orange Bank activities	539	3,254	3,793	3,370

Loans and receivables of Orange Bank.

Loans and receivables of Orange Bank are composed of loans and receivables to customers and credit institutions.

In the context of adapting Orange Bank's accounts into the Group's financial statements, the following have been considered as loans and advances to customers: clearing accounts and other amounts due, as well as amounts related to securities transactions on behalf of customers.

At June 30, 2023, loans and receivables of Orange Bank to customers are mainly composed of overdrafts (872 million euros), housing loans (932 million euros) and the purchase of receivables between Orange Bank Spain and Orange Spain (569 million euros).

Loans and receivables of Orange Bank from credit institutions are mainly composed of current assets corresponding to overnight deposits and loans.

12.1.2 Financial liabilities related to Orange Bank transactions (excluding derivatives)

Debts related to Orange Bank operations are composed of payables to customers for 2,188 million euros, with credit institutions for 891 million euros as well as by certificates of deposits for 283 million euros.

At June 30, 2023, debts related to Orange Bank operations with customers are mainly composed of special savings accounts for 890 million euros and current accounts for 1,297 million euros.

Debts related to Orange Bank operations with financial institutions are mainly composed of term borrowings and advances.

Targeted Longer-Term Refinancing Operations (TLTRO) bonds are repaid in accordance with the ECB's timetable: 481 million euros on June 28, 2023 and 60 million euros in December 2023.

12.2    Information on credit risk management related to Orange Bank activities

Against an inflationary environment, Orange Bank is maintaining its cautious provisioning policy in the face of economic uncertainties, notably through forward-looking provisions. At June 30, 2023, these provisions have been revised to include the new OECD Gross Domestic Product (GDP) projections for 2023 and 2024, as well as the inflationary context and unemployment rate in France and Spain. Given the improvement in GDP forecasts, partially included in the scenarios used by the bank, the provisions calculated for the forward-looking effect have been reduced from 7 million euros at December 31, 2022 to 6 million euros at June 30, 2023.

At June 30, 2023, the cost of risk of Orange Bank is 31 million euros (2.3% of average outstanding), including 13 million euros in France (1.3% of average outstanding) and 18 million euros in Spain (5.6% of average outstanding).

Since the end of 2022, Orange Bank has noted an increase in the cost of credit risk in France and Spain, due on the one hand to the increase in consumer credit production since the second half of 2022, and on the other hand to a deterioration in portfolio quality, as a direct consequence of the effects of inflation on the most vulnerable consumers.

In this context, Orange Bank has decided to tighten its conditions for granting consumer loans and overdraft facilities in France, reduce its marketing investment in prospective customers and raise the interest rates. Finally, the bank has taken steps to reduce the stock of non-performing exposures (NPE), in order to maintain its non-performing loan (NPL) ratio at around 5% and keep its cost of risk under control.

12.3    Information on interest rate and liquidity risk management related to Orange Bank activities

Interest-rate risk management is based on 2 indicators:

−	The interest-rate gap, which corresponds to the difference between customer loans and deposits. This indicator determines the Bank's interest-rate risk (upward or downward). Since 2022, the bank has been exposed to rising interest rates;
−	The sensitivity of the Economic Value of Equity (EVE), which, in accordance with regulatory methodology, allow to calculates the Bank's sensitivity to an interest-rate impact. This indicator is managed within the limits of the Bank's risk appetite;

The Bank manages this interest-rate risk through the use of swap hedges.  Items are hedged on a macro basis for loan portfolios and on a micro basis for issues and securities held.

Liquidity risk is actively managed.

In addition to the regular calculation of regulatory ratios, liquidity is managed on a daily basis on the following two pillars:

−	Deposit levels;
−	Loan production;

The commercial gap, i.e. the difference between deposits and loans, has sharply and steadily narrowed since the beginning of 2023, thanks in particular to the raising of term accounts with customers on Raisin, the German deposit-taking platform. Customer deposits thus rose by around 400 million euros over the half-year.

This liquidity made it possible to repay the 481 million euros of TLTRO at the end of June.

At June 30, 2023, the liquidity Coverage Ratio (LCR) was maintained at a high level of 745%.

In June 2023, a current account advance agreement has been set up between Orange SA and Orange Bank for an amount of 150 million euros, maturing on December 31, 2023. At June 30, 2023, this current account advance has not been drawn down by Orange Bank.